Related Party Notes Payable (Details) - Schedule of future scheduled principal maturities of related party notes payable - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Future Scheduled Principal Maturities Of Related Party Notes Payable Abstract
Due on demand	$ 5,186	$ 13,655